UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F-NT

                              FORM 13F-NT Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ X ];          Amendment Number:__1____
This Amendment (Check only one.): [ X ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Merrill Lynch Bank (Suisse) S.A.
Address:       13 route de Florissant
               1211 Geneva 3, Switzerland

13F File Number: 028-05561

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nick Stonestreet                    Thierry Widmer
Title: General Manager                    Deputy Manager
Phone: 41 22 703 18 08                    41 22 703 15 65



/s/ Nick Stonestreet				/s/ Thierry Widmer
--------------------				---------------------
    Nick Stonestreet				Thierry Widmer

Geneva, Switzerland


March 4, 2004

Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.
[X]      13F NOTICE.
[ ]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

Form 13F File Number    Name
--------------------    --------------------------
028-03554			Merrill Lynch & Co., Inc.